Finance income and costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Interest income	0.7	2.5	0.2
Net fair value gains on derivatives held at fair value through profit or loss	—	—	1.4
Net foreign exchange gains on translation of financial assets and liabilities	4.0	—	—
Finance income	4.7	2.5	1.6
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (1)	(64.0)	(79.0)	(64.4)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	5.9	21.8	14.6
Net pension interest costs	(2.7)	(3.8)	(3.8)
Amortization of borrowing costs	(2.0)	(2.0)	(1.5)
Net foreign exchange losses on translation of financial assets and liabilities	—	(3.9)	(0.3)
Interest on unwinding of discounted items	—	—	(1.1)
Net fair value losses on derivatives held at fair value through profit or loss	(5.6)	(8.8)	—
Financing costs incurred in amendment of terms of debt	—	—	(1.1)
Finance costs	(68.4)	(75.7)	(57.6)
Net finance costs	(63.7)	(73.2)	(56.0)
(1) Following the adoption of IFRS 16 Leases on January 1, 2019, this caption includes the unwinding of discounting on lease liabilities.